CAPITAL STOCK (Details Narrative) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended					1 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Apr. 15, 2013 Series A Preferred Stock	Mar. 08, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Apr. 30, 2013 Common Stock	Apr. 15, 2013 Common Stock	Apr. 26, 2013 Series B Preferred Stock
Units sold	28,333,334	1,826,087
Value of units sold	$ 850,000	$ 419,999		$ 1,270,000	$ 170,000	$ 170,000	$ 1,100,000
Price per unit	$ 0.05	$ 0.23						$ 0.03					$ 0.03
Aggregate outstanding convertible prommisory notes		394,612	394,612	394,612
Shares designated			150,000,000	150,000,000		150,000,000	150,000,000		40,000,000	19,191,458	40,000,000			3,789,473	4
Par value			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Warrants to purchase common stock														22,980,931
Offering costs	150,000			180,989
Units (2,083,334) converted for legal fees	62,500
Share based compensation and additional paid in capital			$ 927,284